Trade and Other Payables - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Deferred income recognized during the period	£ 5.9	£ 4.5
Deferred income	4.2
Deferred income from companies acquired	£ 0.0	£ 2.8